Operating lease assets (excluding land use rights) and lease liabilities - Maturities of undiscounted lease payments to be received (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Undiscounted payments to be received
2025	$ 2,433
2026	2,501
2027	2,602
2028	2,614
2029	2,677
Thereafter	28,633
Total undiscounted payments	$ 41,460